INCOME TAXES (Details) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Statutory tax rate			34.00%
Net loss	$ (1,000)	$ (3,066)	$ (3,500)	$ (9,232)
Expected recovery			(1,190)
Change in valuation allowance			1,190
Total